AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 47.7%
Financials - 15.1%
Air Lease Corp.
MTN, 3.000%, 02/01/30	$2,113,000	$2,183,494
Ally Financial, Inc.
8.000%, 11/01/31	1,404,000	2,042,726
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,2]	1,600,000	2,001,611
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	1,000,536
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	910,000	1,009,026
The Bank of Nova Scotia (Canada)
(SOFRRATE + 0.545%), 0.587%, 03/02/26[2]	3,986,000	3,989,907
Boston Properties, LP
3.400%, 06/21/29	1,841,000	2,028,449
The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	1,975,000	2,066,344
Crown Castle International Corp.
4.000%, 03/01/27	1,800,000	2,033,384
Equinix, Inc.
1.000%, 09/15/25	1,020,000	1,019,861
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,726,000	2,978,986
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29	1,052,000	1,112,170
JPMorgan Chase & Co.
(SOFRRATE + 0.580%), 0.629%, 03/16/24[2]	1,962,000	1,974,579
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	2,009,000	2,106,939
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then SOFRRATE + 4.502%), 5.013%, 04/04/51[1,2]	1,411,000	1,968,872

Total Financials		29,516,884
Industrials - 31.1%
AT&T, Inc.
4.300%, 12/15/42	1,710,000	1,980,319
Berry Global, Inc.
1.650%, 01/15/27[4]	1,950,000	1,951,677
Block Financial LLC
3.875%, 08/15/30	1,767,000	1,941,573
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	2,005,706
Comcast Corp.
4.150%, 10/15/28	1,656,000	1,926,955
	Principal Amount	Value

CommonSpirit Health
3.347%, 10/01/29	$2,317,000	$2,545,320
CVS Health Corp.
5.125%, 07/20/45	1,735,000	2,297,248
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,960,418
Discovery Communications LLC
3.950%, 03/20/28	1,766,000	1,982,661
Fiserv, Inc.
4.200%, 10/01/28	1,703,000	1,976,804
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	2,174,830
GLP Capital LP/GLP Financing II, Inc.
5.375%, 04/15/26	2,610,000	3,024,416
HCA, Inc.
4.125%, 06/15/29	1,762,000	2,010,810
4.500%, 02/15/27	874,000	998,374
Lear Corp.
3.800%, 09/15/27	1,915,000	2,141,331
Lowe's Cos., Inc.
4.000%, 04/15/25	1,772,000	1,964,377
Marriott International, Inc.
Series FF, 4.625%, 06/15/30	1,743,000	2,021,389
McDonald's Corp., MTN
3.700%, 01/30/26	2,215,000	2,469,496
Microsoft Corp.
2.525%, 06/01/50	2,195,000	2,196,968
Nordstrom, Inc.
4.375%, 04/01/30	936,000	987,783
Parker-Hannifin Corp.
3.250%, 06/14/29	1,773,000	1,957,012
Precision Castparts Corp.
3.250%, 06/15/25	1,831,000	1,999,571
PulteGroup, Inc.
7.875%, 06/15/32	1,400,000	2,057,643
ServiceNow, Inc.
1.400%, 09/01/30	2,080,000	1,990,799
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	1,002,037
Sysco Corp.
2.400%, 02/15/30	2,324,000	2,422,329
T-Mobile USA, Inc.
3.500%, 04/15/25	920,000	1,001,600
Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,905,417
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	1,593,000	1,968,385
Xylem, Inc.
2.250%, 01/30/31	1,929,000	1,978,277

Total Industrials		60,841,525

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 1.5%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	$978,000	$1,048,172
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	2,024,000	1,913,929

Total Utilities		2,962,101

Total Corporate Bonds and Notes (Cost $89,767,088)		93,320,510
Municipal Bonds - 9.1%
California State General Obligation, School Improvements 7.550%, 04/01/39	2,410,000	4,187,091
JobsOhio Beverage System Series B, 4.532%, 01/01/35	1,705,000	2,135,488
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	2,635,000	3,621,366
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,017,000	2,051,475
Metropolitan Transportation Authority 6.687%, 11/15/40	1,695,000	2,472,076
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	2,935,000	3,343,571

Total Municipal Bonds (Cost $15,791,277)		17,811,067
U.S. Government and Agency Obligations - 40.9%
Fannie Mae - 17.3%
FNMA
2.000%, 02/01/36 to 10/01/50	2,472,959	2,557,343
3.500%, 03/01/30 to 03/01/48	7,344,064	7,981,963
4.000%, 03/01/44 to 01/01/51	8,886,553	9,740,198
4.500%, 04/01/39 to 06/01/41	10,476,036	11,703,348
	Principal Amount	Value

FNMA
5.000%, 07/01/47	$1,624,545	$1,835,907

Total Fannie Mae		33,818,759
Freddie Mac - 12.0%
FHLMC
2.500%, 10/01/34 to 08/01/50	5,345,610	5,644,593
3.000%, 11/01/49 to 03/01/50	5,373,549	5,775,413
3.500%, 10/01/45	5,248,167	5,748,873
4.000%, 07/01/48 to 09/01/50	2,111,112	2,300,050
5.000%, 07/01/44	1,785,176	2,027,533
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	1,809,435	1,973,748

Total Freddie Mac		23,470,210
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds
1.875%, 02/15/51	4,292,000	4,257,798
4.500%, 02/15/36	742,000	1,041,524
6.250%, 08/15/23	4,918,000	5,525,066
6.750%, 08/15/26	1,506,000	1,957,212
U.S. Treasury Floating Rate Note
(U.S. Treasury 3 month Bill Money Market Yield + 0.049%), 0.099%, 01/31/23[2]	1,964,000	1,965,178
United States Treasury Notes
2.000%, 11/30/22	5,852,000	5,999,671
2.875%, 05/15/28	1,763,000	1,984,718

Total U.S. Treasury Obligations		22,731,167

Total U.S. Government and Agency Obligations (Cost $77,827,463)		80,020,136
Foreign Government Obligation - 0.7%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $1,382,391)	1,385,000	1,386,838

Total Investments - 98.4% (Cost $184,768,219)		192,538,551
Other Assets, less Liabilities - 1.6%		3,203,837
Net Assets - 100.0%		$195,742,388

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date.
[2]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[3]	Perpetuity Bond. The date shown represents the next call date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $1,951,677 or 1.0% of net assets.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFRRATE	Secured Overnight Financing Rate

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$93,320,510	—	$93,320,510
Municipal Bonds†	—	17,811,067	—	17,811,067
U.S. Government and Agency Obligations†	—	80,020,136	—	80,020,136
Foreign Government Obligation	—	1,386,838	—	1,386,838
Total Investments in Securities	—	$192,538,551	—	$192,538,551

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.